Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 9, 2024 (Accession Number 0001999371-24-011694). The sole purpose of this amendment is to correct Item 1. the Tailored Shareholder Report and Item 10. Remuneration Paid to Directors, Officers, and Others. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Rule One Fund (Founders Class Shares)
Shareholder Report [Line Items]
Fund Name	Rule One Fund
Class Name	Founders Class Shares
Trading Symbol	RULRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rule One Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Rule One Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.ruleonefund.com. You can also contact us at (833) 785-3663. Distributed by Foreside Fund Services, LLC.
Additional Information Phone Number	(833) 785-3663
Additional Information Website	https://www.ruleonefund.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rule One Fund	$ 141.47	2.74%

Expenses Paid, Amount	$ 141.47
Expense Ratio, Percent	2.74%
Net Assets	$ 198,330,000
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	43.63%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets (Millions)	$ 198.33
Number of Holdings	28
Portfolio Turnover Rate	43.63%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2024

Sector Breakdown

Portfolio Composition
COMMON STOCKS	64.13%
MONEY MARKET FUND	11.85%
OPTIONS PURCHASED	7.25%
EXCHANGE TRADED FUND	4.02%
SECURITIES SOLD SHORT	- 0.34%
OPTIONS WRITTEN	- 1.83%

Material Fund Change [Text Block]

How has the Fund changed?

Change in Investment Objective and Principal Investments Strategies and RisksOn May 1, 2024, the Fund's investment objective changed from long-term total return to long-term capital appreciation with less volatility than the broad equity market. The Fund's principal investment strategies also changed on May 1, 2024. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings 'Principal Investment Strategies' and 'Principal Risks', respectively.